Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

Enhanced U.S. Large Company Portfolio

Supplement to the Prospectus Dated February 28, 2017

The purpose of this Supplement to the Prospectus of the Enhanced U.S. Large Company Portfolio (the "Portfolio"), a series of DFA Investment Dimensions Group Inc., is to reflect the approval of a Fee Waiver and Expense Assumption Agreement for the Portfolio.  Effective April 3, 2017, Dimensional Fund Advisors LP has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. Accordingly, the Prospectus is revised as follows:

(1)
In the "Enhanced U.S. Large Company Portfolio—Fees and Expenses of the Portfolio" section of the Prospectus on page 5, the Annual Fund Operating Expenses table and Example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement*	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
*
Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the Enhanced U.S. Large Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Enhanced U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$66	$121	$285

(2)	In the "MANAGEMENT OF THE FUNDS—Fee Waiver and Expense Assumption Agreements" section of the Prospectus on page 203, the first paragraph is deleted in its entirety and replaced with the following:

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Portfolios below, and a portion of the Fee Waiver Agreement for certain Feeder Portfolios below, will remain in effect through February 28, 2018 (and February 28, 2019, with respect to the Enhanced U.S. Large Company Portfolio), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by a Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Portfolios, as described in the notes below, will remain in effect permanently, unless terminated by a Fund. With respect to each Fee Waiver

Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

(3)	In the "MANAGEMENT OF THE FUNDS—Fee Waiver and Expense Assumption Agreements" section of the Prospectus on page 203, the following is added after the second paragraph and its accompanying table:

Enhanced U.S. Large Company Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Enhanced U.S. Large Company Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount").  At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Enhanced U.S. Large Company Portfolio	0.15%

The date of this Supplement is April 3, 2017

SUPP040317-001

Statement of Additional Information Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

Enhanced U.S. Large Company Portfolio

Supplement to the Statement of Additional Information Dated February 28, 2017

The purpose of this Supplement to the Statement of Additional Information ("SAI") of the Enhanced U.S. Large Company Portfolio (the "Portfolio"), a series of DFA Investment Dimensions Group Inc., is to reflect the approval of a Fee Waiver and Expense Assumption Agreement for the Portfolio.  Effective April 3, 2017, Dimensional Fund Advisors LP has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. Accordingly, the SAI is revised as follows:

(1)	In the "Advisory Fees" section of the SAI on page 37, the information in the table for the Portfolio is deleted in its entirety and replaced with the following:

	FISCAL YEAR ENDED 2016 (000)	FISCAL YEAR ENDED 2015 (000)	FISCAL YEAR ENDED 2014 (000)
Enhanced U.S. Large Company Portfolio(b)*	$418	$424	$310

(2)	In the "Advisory Fees" section of the SAI on page 39, footnote (b) is deleted in its entirety and replaced with the following:

(b)
Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each of the Portfolios, the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio's average net assets ("Expense Limitation Amount"):

Portfolio	Expense Limitation Amount
Enhanced U.S. Large Company Portfolio	0.15%
U.S. Large Cap Equity Portfolio	0.19%

At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.  A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee Waiver Agreement described above for the Enhanced U.S. Large Company Portfolio and U.S. Large Cap Equity Portfolio will remain in effect through February 28, 2019 and February 28, 2018, respectively, and may only be terminated by the Fund's Board of Directors prior to that date.  The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is April 3, 2017